Finance Items (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Finance Items

	Year Ended December 31,
	2017	2016

Finance income:
Interest income (a)	$156,278	$91,234
	$156,278	$91,234

Finance costs:
Interest expense and similar charges	$(349,262)	$(200,229)
Amounts capitalized to property, plant and equipment (b)	200,764	88,441
Accretion of decommissioning obligations (Note 17)	(4,852)	(4,080)
	$(153,350)	$(115,868)

(a)	Finance income on related party receivable relates to amounts placed with Rio Tinto under an agreement for cash management services in connection with net proceeds from the project finance facility (refer to Note 23).

(b)	During the year, the Company has capitalized borrowing costs of $200.8 million (2016 – $88.4 million) on qualifying assets. The majority of these were capitalized at the weighted average rate of the Company’s general borrowings of 7.9%.